Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,001,989	$ 4,964,853	$ 4,811,433
Less: accumulated depreciation	(2,470,659)	(2,060,066)	(1,666,055)
Property and equipment, net	2,531,330	2,904,787	3,145,378
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,342,832	$ 2,565,997	2,509,126
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	2 years	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 145,754	$ 145,754	145,754
Property and equipment, estimated useful life	7 years	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 41,898	$ 41,898	41,898
Property and equipment, estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 471,505	$ 471,505	471,505
Property and equipment, estimated useful life	5 years	5 years
Construction in Progress Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,739,699	$ 1,643,150